PREPAID EXPENSES AND OTHER CURRENT ASSETS - (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
VAT-input deductible	¥ 837,896		¥ 609,416
Income tax refundable	15,463		15,467
Advances to employees	4,580,000
Prepaid marketing fee	1,783,457		751,836
Advances to suppliers	3,666,957		1,932,090
Other current assets	2,198,052		3,094,777
Total prepaid expenses and other current assets	27,402,834	$ 3,754,173	8,042,169
Beijing Shouyiren
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Amount due from	¥ 1,696,285		¥ 1,638,583
Interest rate	0.00%
Beijing Kamo
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Amount due from	¥ 2,800,000
Interest rate	0.00%
Beijing Huimei
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Amount due from	¥ 9,824,724
Interest rate	0.00%